Average Annual Total Returns - First Trust CEF Income Opportunity ETF	First Trust CEF Income Opportunity ETF 1 Year	First Trust CEF Income Opportunity ETF Since Inception	First Trust CEF Income Opportunity ETF Inception Date	First Trust CEF Income Opportunity ETF After tax on distributions 1 Year	First Trust CEF Income Opportunity ETF After tax on distributions Since Inception	First Trust CEF Income Opportunity ETF After tax on distributions and sale of fund shares 1 Year	First Trust CEF Income Opportunity ETF After tax on distributions and sale of fund shares Since Inception	Russell 3000® Index (reflects no deduction for fees, expenses or taxes) 1 Year	Russell 3000® Index (reflects no deduction for fees, expenses or taxes) Since Inception	Blended Benchmark (reflects no deduction for fees, expenses or taxes) 1 Year		Blended Benchmark (reflects no deduction for fees, expenses or taxes) Since Inception
Total	28.12%	9.98%	Sep. 27, 2016	25.46%	7.68%	16.62%	6.69%	31.02%	14.92%	26.74%	[1]	9.16%	[1]

[1]	A blended benchmark (the "Blended Benchmark") comprised 60% of the First Trust Equity Closed-End Fund Total Return Index, a cap-weighted index (based on NAV) designed to provide a broad representation of the equity based closed-end fund universe, and 40% of the First Trust Taxable Fixed Income Closed-End Fund Total Return Index, a cap-weighted index (based on NAV) designed to provide a broad representation of the taxable fixed income closed-end fund universe, has been selected as a secondary benchmark to provide a more direct correlation to the Fund's underlying portfolio. The indexes do not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the performance shown. Indexes are unmanaged and an investor cannot invest directly in an index. The Blended Index returns are calculated by using the monthly return of the two indices during each period shown above. At the beginning of each month the two indices are rebalanced to a 60-40 ratio to account for divergence from that ratio that occurred during the course of each month. The monthly returns are then compounded for each period shown above, giving the performance for the Blended Index for each period shown above.